Note F - Equipment and Leashold Improvements (Details) - Summary of Equipment and Leasehold Improvements (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment		$ 469,850	$ 469,850
Less accumulated depreciation and amortization		(445,583)	(416,980)
Total	29,361	24,267	52,870
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment		302,052	302,052
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment		99,199	99,199
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment		28,624	28,624
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment		$ 39,975	$ 39,975